1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary Of Significant Accounting Policies Details
Common stock issuable upon conversion of convertible debentures	$ 3,652,333	$ 2,091,000	$ 2,691,000
Options to purchase common stock	6,210,461	2,815,000	2,050,000
Warrants to purchase common stock	10,653,278	9,766,000	9,324,000
Totals	$ 20,516,072	$ 14,672,000	$ 13,975,000